Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2022
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2020	2021	2022
Crew costs	36,881	38,768	40,019
Technical maintenance expenses	21,295	19,342	16,030
Other operating expenses	16,622	17,223	16,314
Total	74,798	75,333	72,363